Commitments and Contingencies - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Rental costs and expenses	¥ 6,700,000	¥ 4,700,000	¥ 3,100,000
Litigation liabilities	¥ 0	¥ 0
Office Space And Staff Quarters [Member]
Lease expiration date	Dec. 31, 2022